Financial risk management objectives and policies - Concentration of credit risk table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Revenue	$ 61,390	$ 43,211	$ 11,753
Percentage of entity's revenue	100.00%	100.00%	100.00%
A [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 6,606	$ 0	$ 0
Percentage of entity's revenue	11.00%	0.00%	0.00%
B [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 6,548	$ 0	$ 0
Percentage of entity's revenue	11.00%	0.00%	0.00%
C [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 7,726	$ 0
Percentage of entity's revenue	0.00%	18.00%	0.00%
D [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 4,571	$ 0
Percentage of entity's revenue	0.00%	11.00%	0.00%
Other [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 48,236	$ 30,914	$ 11,753
Percentage of entity's revenue	78.00%	71.00%	100.00%